INTANGIBLE ASSETS (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about intangible assets [line items]
Balance		$ 86,612,636
Balance		90,529,605		$ 86,612,636
Costs
Disclosure of detailed information about intangible assets [line items]
Balance		89,589,343		2,984,231
Acquired Through Avalite and Verdelite in 2017 and 2018 respectively		5,041,192		86,103,549
Additions		801,604		501,563
Balance		95,432,139		89,589,343
Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance		2,976,707		132,376
Additions		1,925,827		2,844,331
Balance		4,902,534		2,976,707
Patents
Disclosure of detailed information about intangible assets [line items]
Balance		368,531
Balance		658,113		368,531
Patents | Costs
Disclosure of detailed information about intangible assets [line items]
Balance		368,531		0
Acquired Through Avalite and Verdelite in 2017 and 2018 respectively		89,259		0
Additions		200,323		368,531
Balance		658,113		368,531
Patents | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance				0
Additions		0		0
Balance		0
Distribution Right [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		0
Balance		4,802,000		0
Distribution Right [Member] | Costs
Disclosure of detailed information about intangible assets [line items]
Balance		0		0
Acquired Through Avalite and Verdelite in 2017 and 2018 respectively		4,802,000		0
Additions		0		0
Balance		4,802,000		0
Distribution Right [Member] | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance				0
Additions		0		0
Balance		0
Health Canada License
Disclosure of detailed information about intangible assets [line items]
Balance		86,109,184
Balance		84,418,054		86,109,184
Health Canada License | Costs
Disclosure of detailed information about intangible assets [line items]
Balance		89,025,645		2,922,096
Acquired Through Avalite and Verdelite in 2017 and 2018 respectively		148,765		86,103,549
Additions		0		0
Balance		89,174,410		89,025,645
Health Canada License | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	$ 2,916,461		$ 87,446
Additions	1,839,895		2,829,015
Balance	$ 4,756,356		$ 2,916,461
Computer Software
Disclosure of detailed information about intangible assets [line items]
Balance		134,921
Balance		651,438		134,921
Computer Software | Costs
Disclosure of detailed information about intangible assets [line items]
Balance		195,167		62,135
Acquired Through Avalite and Verdelite in 2017 and 2018 respectively		1,168		0
Additions		601,281		133,032
Balance		797,616		195,167
Computer Software | Accumulated Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance		60,246		44,930
Additions		85,932		15,316
Balance		$ 146,178		$ 60,246